Investments - Teekay LNG - Bahrain LNG Joint Venture - Additional Information (Detail) - Teekay LNG [Member] - Bahrain LNG Joint Venture [Member] $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) floating_storage_unit Vessel ft³	Dec. 31, 2015
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	30.00%	30.00%
Modified Vessel [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Number of floating storage units | floating_storage_unit	1
Liquefied Natural Gas [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	9
LNG receiving and regasification terminal [member]
Net Investment Income [Line Items]
Expected cost of project | $	$ 885.0
Lease Agreements [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period		20 years
Lease Agreements [Member] | LNG receiving and regasification terminal [member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years
Maximum [Member] | LNG receiving and regasification terminal [member]
Net Investment Income [Line Items]
Capacity of production facility, per day | ft³	800,000,000
Nogaholding [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	30.00%	30.00%
Samsung [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	20.00%	20.00%
GIC [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	20.00%	20.00%